Note 28 - Quarterly Sales and Earnings Data (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Quarterly Sales And Earnings Data [Line Items]
Licenses Revenue				$ 51
Increase Decrease in Earnings from Continuing Operations	$ 16		$ (16)
Foreign Currency Transaction Gain (Loss), before Tax		$ (2)	$ (16)		$ 2	$ 16
Change in U.S. vacation benefits	$ 16
Licensing Revenue [Member]
Quarterly Sales And Earnings Data [Line Items]
Increase Decrease in Earnings from Continuing Operations				$ 51